Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2019
Employee benefits [Abstract]
Schedule of employee benefits
	SIX MONTHS ENDED
	JUNE 30, 2019	JUNE 30, 2018
Salaries	991,666	1,469,707
Pension costs	73,788	202,756
Share based compensation expense/(gain)	308,181	(99,772)
Other employee costs and social benefits	76,573	213,082
Total employee benefits	1,450,208	1,785,773